Income and other taxes - Reconciliation of Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax [Abstract]
Beginning balance deferred tax liability (asset)	$ 74,072	$ 68,939
Deferred tax expense (income)	(20,170)	4,866
Amount charged to OCI	183	267
Net change in deferred taxes	(19,987)	5,133
Ending balance deferred tax liability (asset)	$ 54,085	$ 74,072